Borrowings - Narratives (Details) $ in Thousands, د.ك in Millions, R$ in Millions, R in Millions, ₦ in Billions									1 Months Ended														3 Months Ended		6 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 BRL (R$)	Feb. 03, 2023 USD ($)	Feb. 03, 2023 BRL (R$)	Jan. 11, 2023 USD ($)	Jan. 11, 2023 NGN (₦)	Oct. 13, 2022 USD ($) tranche	May 31, 2022 ZAR (R) item	Jun. 30, 2023 USD ($)	Jun. 30, 2023 NGN (₦)	May 31, 2023 USD ($)	May 31, 2023 NGN (₦)	May 31, 2023 ZAR (R)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 NGN (₦)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 NGN (₦)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 NGN (₦)	Feb. 28, 2023 KWD (د.ك)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 NGN (₦)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jan. 31, 2024	Jan. 03, 2024	Jun. 30, 2023 NGN (₦)	Jun. 30, 2023 BRL (R$)	Jun. 30, 2023 KWD (د.ك)	Jun. 30, 2023 ZAR (R)	May 31, 2023 NGN (₦)	Feb. 28, 2023 NGN (₦)	Jan. 03, 2023 USD ($)	Jan. 03, 2023 NGN (₦)	Dec. 31, 2022 USD ($)	Oct. 13, 2022 BRL (R$)	Oct. 03, 2022 BRL (R$)	Apr. 19, 2020 KWD (د.ك)
Disclosure of detailed information about borrowings [line items]
Bank loans received																							$ 290,083	$ 661,114	$ 658,179	$ 715,793
Borrowings									$ 3,466,108														3,466,108		3,466,108												$ 3,344,402
Repayments of borrowings, classified as financing activities																							153,505	33,360	417,850	70,027
Interest paid																							76,442	$ 50,571	144,945	$ 104,669
MTN telecom towers in South Africa
Disclosure of detailed information about borrowings [line items]
Number of Towers Acquired | item								5,691
Nigeria 2023 Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount									219,200		$ 219,200												219,200		219,200				₦ 165.0				₦ 165.0		$ 165,400	₦ 124.5
Increase in loan facility											15,300	₦ 11.5						$ 38,500	₦ 29.0
Interest rate																					20.00%	20.00%
Bank loans received									15,300	₦ 11.5				$ 19,900	₦ 15.0	$ 18,600	₦ 14.0				$ 165,400	₦ 124.5
Borrowings									219,200														219,200		219,200				165.0
Nigeria 2023 Term Loan | Minimum | Forecast
Disclosure of detailed information about borrowings [line items]
Interest rate																											18.00%
Nigeria 2023 Term Loan | Maximum | Forecast
Disclosure of detailed information about borrowings [line items]
Interest rate																											24.00%
Nigeria 2023 Term Loan | Nigerian MPR | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																											2.50%
Nigeria (2023) Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount									73,100									73,100					73,100		73,100				55.0					₦ 55.0	$ 58,500	₦ 44.0
Increase in loan facility																		14,600	₦ 11.0
Interest rate																																			20.00%	20.00%
Bank loans received														$ 26,600	₦ 20.0
Borrowings									26,600														26,600		26,600				₦ 20.0
Nigeria (2023) Revolving Credit Facility | Minimum | Forecast
Disclosure of detailed information about borrowings [line items]
Interest rate																												18.00%
Nigeria (2023) Revolving Credit Facility | Maximum | Forecast
Disclosure of detailed information about borrowings [line items]
Interest rate																												24.00%
Nigeria (2023) Revolving Credit Facility | Nigerian MPR | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																												2.50%
Nigeria 2019 Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities																					$ 117,400	₦ 88.3
I-Systems facility
Disclosure of detailed information about borrowings [line items]
Notional amount | R$																																							R$ 200.0
Borrowings									82,400														82,400		82,400					R$ 400.0
I-Systems facility, Itau Unibanco S.A.
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 41,200																															R$ 200.0
Borrowings, Number of Tranches | tranche							2
I-Systems facility, Tranche I
Disclosure of detailed information about borrowings [line items]
Bank loans received			$ 16,500	R$ 80.0
I-Systems facility, Tranche I | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.45%	2.45%
Calculation period for interest rate basis			252 days	252 days
I-Systems facility, Tranche II
Disclosure of detailed information about borrowings [line items]
Bank loans received	$ 24,700	R$ 120.0
I-Systems facility, Tranche II | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.50%	2.50%														2.50%	2.50%
Calculation period for interest rate basis	252 days	252 days
IHS Kuwait Limited, Bank Borrowings Maturing 2029
Disclosure of detailed information about borrowings [line items]
Notional amount | د.ك																																								د.ك 85.0
Bank loans received																		$ 900		د.ك 0.3
Borrowings									70,800														70,800		70,800						د.ك 21.8
IHS Kuwait Limited, Bank Borrowings Maturing 2029 | Kuwaiti Dinar
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 64,851														$ 64,851		$ 64,851												66,251
IHS Kuwait Limited, Bank Borrowings Maturing 2029 | 3M KIBOR | Kuwaiti Dinar
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.00%														2.00%		2.00%				2.00%	2.00%	2.00%	2.00%
IHS Holding limited, Senior Note Maturing 2026 | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate									5.63%														5.63%		5.63%				5.63%	5.63%	5.63%	5.63%
Borrowings									$ 498,264														$ 498,264		$ 498,264												497,861
IHS Holding limited, Senior Note Maturing 2028 | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate									6.25%														6.25%		6.25%				6.25%	6.25%	6.25%	6.25%
Borrowings									$ 498,172														$ 498,172		$ 498,172												497,979
IHS (Nigeria) Limited, IHSN NG1, maturing 2023
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities					$ 21,400	₦ 16.1
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Nigeria Naira
Disclosure of detailed information about borrowings [line items]
Borrowings																																					57,448
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Minimum | Nigeria Naira
Disclosure of detailed information about borrowings [line items]
Interest rate									12.50%														12.50%		12.50%				12.50%	12.50%	12.50%	12.50%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Maximum | Nigeria Naira
Disclosure of detailed information about borrowings [line items]
Interest rate									18.00%														18.00%		18.00%				18.00%	18.00%	18.00%	18.00%
IHS (Nigeria) Limited, IHSN NG2, maturing 2023
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities					$ 13,300	₦ 10.0
IHS Towers South Africa Proprietary Limited maturing 2029
Disclosure of detailed information about borrowings [line items]
Notional amount | R								R 3,470.0
Bank loans received											$ 3,700		R 70.0
Borrowings									$ 184,900														$ 184,900		$ 184,900							R 3,470.0
IHS Nigeria Letters of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 100,000														$ 100,000		$ 100,000
IHS Nigeria Letters of Credit | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate									12.00%														12.00%		12.00%				12.00%	12.00%	12.00%	12.00%
IHS Nigeria Letters of Credit | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate									15.55%														15.55%		15.55%				15.55%	15.55%	15.55%	15.55%
INT Towers Limited, Letters of Credit Maturing 2023
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 196,200														$ 196,200		$ 196,200
INT Towers Limited, Letters of Credit Maturing 2023 | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 196,219														$ 196,219		$ 196,219												128,063
INT Towers Limited, Letters of Credit Maturing 2023 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate									12.00%														12.00%		12.00%				12.00%	12.00%	12.00%	12.00%
INT Towers Limited, Letters of Credit Maturing 2023 | Minimum | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate									12.00%														12.00%		12.00%				12.00%	12.00%	12.00%	12.00%
INT Towers Limited, Letters of Credit Maturing 2023 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate									15.75%														15.75%		15.75%				15.75%	15.75%	15.75%	15.75%
INT Towers Limited, Letters of Credit Maturing 2023 | Maximum | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate									15.75%														15.75%		15.75%				15.75%	15.75%	15.75%	15.75%
IHS Towers NG Limited, Letters of Credit Maturing 2023
Disclosure of detailed information about borrowings [line items]
Interest rate									15.49%														15.49%		15.49%				15.49%	15.49%	15.49%	15.49%
Borrowings									$ 800														$ 800		$ 800
IHS Towers NG Limited, Letters of Credit Maturing 2023 | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate									15.49%														15.49%		15.49%				15.49%	15.49%	15.49%	15.49%
Borrowings									$ 795														$ 795		$ 795												987
Global Independent Connect Limited Letters of Credit maturing 2023
Disclosure of detailed information about borrowings [line items]
Borrowings									1,100														1,100		1,100
Global Independent Connect Limited Letters of Credit maturing 2023 | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 1,115														$ 1,115		$ 1,115												1,330
Global Independent Connect Limited Letters of Credit maturing 2023 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate									15.25%														15.25%		15.25%				15.25%	15.25%	15.25%	15.25%
Global Independent Connect Limited Letters of Credit maturing 2023 | Minimum | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate									15.25%														15.25%		15.25%				15.25%	15.25%	15.25%	15.25%
Global Independent Connect Limited Letters of Credit maturing 2023 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate									15.49%														15.49%		15.49%				15.49%	15.49%	15.49%	15.49%
Global Independent Connect Limited Letters of Credit maturing 2023 | Maximum | US Dollar
Disclosure of detailed information about borrowings [line items]
Interest rate									15.49%														15.49%		15.49%				15.49%	15.49%	15.49%	15.49%
IHS Holding (2022) Bullet Term Loan Facility | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 369,861														$ 369,861		$ 369,861												368,630
IHS Holding (2022) Bullet Term Loan Facility | CAS + SOFR | US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									3.75%														3.75%		3.75%				3.75%	3.75%	3.75%	3.75%
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 81,681														$ 81,681		$ 81,681												82,928
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | CDI | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									3.05%														3.05%		3.05%				3.05%	3.05%	3.05%	3.05%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 82,807														$ 82,807		$ 82,807												$ 38,542
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Minimum | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.45%														2.45%		2.45%				2.45%	2.45%	2.45%	2.45%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Maximum | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.50%														2.50%		2.50%				2.50%	2.50%	2.50%	2.50%